RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Amount Due From/To Related Parties

		As of December 31,
Name of related parties	Relationship	2014	2015

Dayun Culture (1)	Invested by management of the Group	$796	$233

Beijing AirMedia Advertising Co., Ltd. (“AM Jinshi”) (2)	Wholly-owned subsidiary of equity method investee	-	1,182

Beijing AirMedia Lianhe Advertising Co., Ltd. (“AirMedia Lianhe”) (2)	Wholly-owned subsidiary of equity method investee	-	615

AirMedia City (Beijing) Outdoor Advertising Co., Ltd. (“AM Outdoor”) (2)	Wholly-owned subsidiary of equity method investee	-	360

Beijing AirMedia Jinshi Advertising Co., Ltd. (“TianJin Jinshi”) (2)	Wholly-owned subsidiary of equity method investee	-	362

BEMC (3)	Equity method investee	157	-

		$953	$2,752

(1)	The amounts due from Dayun Culture represent the unreceived consideration of $796 and $233 for selling 20% of equity interests in AirMedia Lianhe as of December 31, 2014 and 2015.

(2)	The amounts due from AM Jinshi, AirMedia Lianhe, AM Outdoor and TianJin Jinshi represents the amount of concession using fees receivable as of December 31, 2015.

(3)	The amounts due from BEMC represent the uncollected advertising revenues earned from BEMC as of December 31, 2014.

Schedule of Revenue Earned
		As of December 31,
Name of related parties	Relationship	2014	2015

AirTV United (1)	Wholly-owned subsidiary of equity method investee	$-	$296

AM Advertising (2)	Equity method investee	-	15,093

		$-	$15,389

(1)	The amounts due to AirTV United raised from the restructuring before the disposal as disclosed in Note 3.

(2)	The amounts due to AM Advertising mainly represent the concession fee payables for using concessions owned by AM Advertising, unpaid loans incurred before the disposal and related interests due to AM Advertising as of December 31, 2015.

Schedule of Concession Cost Purchased
		For the years ended December 31
Name of related parties	Relationship	2013	2014	2015

BEMC	Equity method investee	$681	$-	$-
AM Jinshi (1)	Wholly-owned subsidiary of equity method investee	-	-	278
AM Advertising (1)	Equity method investee	-	-	2

		$681	$-	$280

Schedule of Loan to a Related Party
		For the years ended December 31
Name of related parties	Relationship	2013	2014	2015

AM Jinshi (1)	Wholly-owned subsidiary of equity method investee	-	-	2
AM Advertising (1)	Equity method investee	-	-	142

		$-	$-	$144

Schedule of Equity Transactions with Related Party
		For the years ended December 31
Name of related parties	Relationship	2013	2014	2015
Beijing Dayun Culture Communication Co., Ltd. ("Dayun Culture") (9)	Invested by management of the Group	$-	$-	$8,605
Dingsheng Ruizhi (10)	Invested by management of the Group		322	-
		$-	$322	$8,605

(6)	The Group purchased stand-alone digital frames, LED and lightbox concession in Nanning airport from Guangxi Dingyuan amounting to $233 and $1,107 for the years ended December 31, 2014 and 2015.

(7)	The Group purchased stand-alone digital frames concession in Qingdao airport from Qingdao AM amounting to $1,230 for the year ended December 31, 2015.

(8)	In May 2014 and June 2014, the Group provided two loans to AM Jiaming, with amount of $806 and $806, respectively, at an annual interest rate equal to the bank lending rate over the same period, i.e. 6% for 2014. The loans will be due five days after the issuance of a written notice from the Group.

(9)	In November 2015, AM Advertising purchased 20% equity interest in Beijing AirMedia Lianhe Advertising Co., Ltd. (“AirMedia Lianhe”) from Dayun Culture with consideration of $8,605. After the transaction, AM Advertising held 100% equity interest in AirMedia Lianhe.

(10)	In June 2014, AM Advertising sold 20% equity interests in AM Film, a wholly-owned subsidiary, to Dingsheng Ruizhi with consideration of $322.